Provisions - Litigation provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes [Abstract]
Releases	€ 88
Legal proceedings provision [Member]
Provisions [Line items]
Other provisions at beginning of period	96	€ 578	€ 653
Changes [Abstract]
Additional provisions other provisions	40	31	66
Utilizations	(52)	(313)	(186)
Releases	(11)	(98)	(25)
Other changes	2	(125)	0
Changes in discount rate		5	8
Accretion	3	8	12
Translation differences and other	(7)	10	50
Transfer to assets classified as held for sale	(21)
Other provisions at end of period	€ 50	€ 96	€ 578